Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2013
Registrant Name	dei_EntityRegistrantName	WASATCH FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0000806633
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 04, 2014
Document Effective Date	dei_DocumentEffectiveDate	Jun. 04, 2014
Prospectus Date	rr_ProspectusDate	Jan. 31, 2014